As filed with the Securities and Exchange Commission on July 25, 2007


                                               Securities Act File No. 2-99473
                                      Investment Company Act File No. 811-4375

------------------------------------------------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                --------------

                                   FORM N-1A


            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [X]
                          Pre-Effective Amendment No.                   [ ]
                        Post-Effective Amendment No. 43                 [X]
                                    and/or
                       REGISTRATION STATEMENT UNDER THE
                        INVESTMENT COMPANY ACT OF 1940                  [X]
                               Amendment No. 262                        [X]
                       (Check appropriate box or boxes)



                               ----------------

                 BLACKROCK PENNSYLVANIA MUNICIPAL BOND FUND OF
                 BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST
              (Exact Name of Registrant as Specified in Charter)

                               ----------------

             800 Scudders Mill Road, Plainsboro, New Jersey 08536
              (Address of Principal Executive Office) (Zip Code)

       Registrant's Telephone Number, including Area Code (609) 282-2800

                               ----------------

                              Robert C. Doll, Jr.
                 BlackRock Pennsylvania Municipal Bond Fund of
                 BlackRock Multi-State Municipal Series Trust
             800 Scudders Mill Road, Plainsboro, New Jersey 08536
       Mailing Address: P.O. Box 9011, Princeton, New Jersey 08543-9011
                    (Name and Address of Agent for Service)

                               ----------------

                                  Copies to:

  Counsel for the Company:                          BlackRock Advisors, LLC
     Frank P. Bruno, Esq.                             100 Bellevue Parkway
      SIDLEY AUSTIN LLP                            Wilmington, Delaware 19809
     787 Seventh Avenue
New York, New York 10019-6018

It is proposed that this filing will become effective (check appropriate box)

                [X] immediately upon filing pursuant to paragraph (b)
                [ ] on (date) pursuant to paragraph (b)
                [ ] 60 days after filing pursuant to paragraph (a)(1)
                [ ] on (date) pursuant to paragraph (a)(1)
                [ ] 75 days after filing pursuant to paragraph (a)(2)
                [ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

                [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                              -------------------

     Title of Securities Being Registered: Shares of Beneficial Interest.

         This Post-Effective Amendment No. 43 to the Registrant's Registration Statement on Form N-1A (Securities Act File No. 2-99473; Investment Company Act File No. 811-4375) (the "Registration Statement") consists of the following:

         (1)      Facing Sheet of this Registration Statement
         (2)      Supplement Dated July 25, 2007 to the Prospectus (Part A)
         (3) Supplement Dated July 25, 2007 to the Statement of Additional Information (Part B)
         (4) Part C of this Registration Statement (including signature page)

         Except as amended by the Supplements included in this Post-Effective Amendment No. 43 to the Registration Statement (which include the information contained in the supplements dated October 3, 2006, November 29, 2006, December 7, 2006 and March 6, 2007 filed with the Securities and Exchange Commission (the "Commission") pursuant to Rule 497 under the Securities Act of 1933, as amended (the "Securities Act")), Parts A and B to the Registration Statement are unchanged from the Prospectus and Statement of Additional Information included in Post-Effective Amendment No. 40 to the Registration Statement filed with the Commission on October 2, 2006.

                 BLACKROCK PENNSYLVANIA MUNICIPAL BOND FUND OF
                 BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST

                       Supplement Dated July 25, 2007 to
                       Prospectus Dated October 2, 2006


The Fees and Expenses Table and the Examples for the BlackRock Pennsylvania Municipal Bond Fund (the "Fund") are deleted and replaced with the following:

Fees and Expenses

These tables show the different fees and expenses that you may pay if you buy and hold the different classes of shares of the Fund. Future expenses may be greater or less than those indicated below.




----------------------------------------------------------------------------------------------------------------------------------

Shareholder Fees (fees
paid directly from your       Investor  Investor     Investor    Investor        Investor    Investor
investment)(a):               A         A1(b)        B(c)        B1(b)(c)        C           C1(b)       Institutional    Service
----------------------------------------------------------------------------------------------------------------------------------

  Maximum Sales Charge
  (Load) imposed on
  purchases (as a percentage
  of offering price)          4.25%(d)  4.00%(d)         None        None            None        None             None       None
----------------------------------------------------------------------------------------------------------------------------------

  Maximum Deferred Sales
  Charge (Load) (as a
  percentage of original
  purchase price or
  redemption proceeds,        None (e)  None (e)     4.50%(d)    4.00%(d)        1.00%(d)    1.00%(d)             None       None
  whichever is lower)
----------------------------------------------------------------------------------------------------------------------------------

  Maximum Sales Charge
  (Load) imposed on Dividend
  Reinvestments                   None      None         None        None            None        None             None       None
----------------------------------------------------------------------------------------------------------------------------------

  Redemption Fee                  None      None         None        None            None        None             None       None
----------------------------------------------------------------------------------------------------------------------------------

  Exchange Fee                    None      None         None        None            None        None             None       None
----------------------------------------------------------------------------------------------------------------------------------

Annual Fund Operating
Expenses (expenses that are
deducted from Fund assets):
----------------------------------------------------------------------------------------------------------------------------------

  Management Fee                 0.55%     0.55%        0.55%       0.55%           0.55%       0.55%            0.55%      0.55%
----------------------------------------------------------------------------------------------------------------------------------

  Distribution and/or
  Service (12b-1) Fees(f)        0.25%     0.10%        1.00%       0.50%           1.00%       0.60%             None      0.25%
----------------------------------------------------------------------------------------------------------------------------------

  Other Expenses (including
  transfer agency
  fees)(g)(i)(j)                  0.14%     0.23%        0.20%       0.25%           0.15%       0.22%            0.09%      0.12%
----------------------------------------------------------------------------------------------------------------------------------

  Acquired Fund Fees and
  Expenses(j)                    0.01%     0.01%        0.01%       0.01%           0.01%       0.01%            0.01%      0.01%
----------------------------------------------------------------------------------------------------------------------------------

  Total Annual Fund
  Operating Expenses(h)(i)(j)    0.95%     0.89%        1.76%       1.31%           1.71%       1.38%            0.65%      0.93%
----------------------------------------------------------------------------------------------------------------------------------


(a) In addition, certain selected securities dealers or other financial intermediaries may charge clients a processing fee when a client buys or redeems shares. For example, Merrill Lynch generally charges a fee of $5.35 when a client buys or redeems shares. Also, PFPC Inc., the transfer agent, charges a fee of $7.50 for redemption payments made by wire transfer and $15 for redemption by check sent via overnight mail. See "Your Account -- How to Buy, Sell, Transfer and Exchange Shares."

(b) As of October 2, 2006, Investor A1, Investor B1 and Investor C1 shares generally are no longer available for purchase but continue to be available for dividend and capital gain reinvestment. See "Your Account - How to Buy, Sell, Transfer and Exchange Shares."

(c) Investor B and Investor B1 shares automatically convert to Investor A and Investor A1 shares, respectively, approximately seven and ten years, respectively, after you buy them and will no longer be subject to distribution fees and in the case of Investor B1 shares, will be subject to lower distribution and service (12b-1) fees. As of October 2, 2006, Investor B shares generally are not available for purchase but are available for exchanges and for dividend and capital gain reinvestment. See "Your Account -- How to Buy, Sell, Transfer and Exchange Shares."

(d) Some investors may qualify for reductions in or waivers of the sales charge (load). See "Your Account -- Pricing of Shares."

(e) You may pay a deferred sales charge if you purchase $1 million or more and you redeem within 18 months (Investor A shares) or one year (Investor A1 shares).

(f) If you hold Investor B, Investor B1, Investor C or Investor C1 shares over time, it may cost you more in distribution and service (12b-1) fees than the maximum sales charge that you would have paid if you had bought one of the other classes.

(g) PFPC Inc., an affiliate of the Manager, provides transfer agency services to the Fund. The Fund pays a fee for these services. The Manager or its affiliates also provide certain accounting services to the Fund and the Fund reimburses the Manager or its affiliates for such services.

(h) On October 13, 2006, the Fund acquired the assets and assumed the liabilities of BlackRock Pennsylvania Tax-Free Income Portfolio, a portfolio of BlackRock Funds(SM) (the "Reorganization"). The Manager has voluntarily agreed to waive or reimburse fees or expenses in order to limit expenses (excluding acquired fund fees and expenses) as follows:
     0.85% (for Investor A shares), 0.70% (for Investor A1 shares), 1.60% (for Investor B and Investor C shares), 1.10% (for Investor B1 shares), 1.20% (for Investor C1 shares) and 0.85% (for Service shares). The Manager may reduce or discontinue these voluntary waivers or reimbursements at any time without notice; however, the Manager has agreed not to reduce or discontinue these waivers or reimbursements for a period of two years after the closing of the Reorganization unless approved by the Trustees of the BlackRock Multi-State Municipal Series Trust, including a majority of the non-interested Trustees. In addition to these voluntary waivers, the Manager may waive a portion of the Fund's management fee in connection with the Fund's investment in an affiliated money market fund. Taking these voluntary waivers into account, the Total Annual Fund Operating Expenses (including acquired fund fees and expenses) would be 0.86%, 0.71%, 1.61%, 1.11%, 1.61%, 1.21%, 0.61% and 0.84% for Investor A,
     Investor A1, Investor B, Investor B1, Investor C, Investor C1, Institutional and Service shares, respectively.

(i) The Fund is required to report interest expenses associated with certain Fund investments. Such interest expense for the Fund for the most recent fiscal year (as reported in the Fund's restated audited financial statements) was approximately 0.35%. However, the Fund did not actually pay such interest expense, and, therefore, such interest expense is not included in the Total Annual Operating Expenses.

(j) The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund's restated annual report, which does not include Acquired Fund Fees and Expenses, and have also been restated to reflect a change in methodology for calculating transfer agency fees and to account for the Reorganization as noted in footnote (h) above.


Examples:

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

These examples assume that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year, that you pay the sales charges, if any, that apply to the particular class and that the Fund's operating expenses remain the same. These assumptions are not meant to indicate you will receive a 5% annual rate of return. Your annual return may be more or less than the 5% used in these examples. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES IF YOU DID REDEEM YOUR SHARES:
                ---


                                                           1 Year         3 Years       5 Years       10 Years

---------------------------------------------------- -------------- -------------- ------------- --------------
Investor A                                                    $518           $715          $928         $1,542

---------------------------------------------------- -------------- -------------- ------------- --------------
Investor A1                                                   $487           $672          $873         $1,452

---------------------------------------------------- -------------- -------------- ------------- --------------
Investor B                                                    $629           $904        $1,154        $1,759*

---------------------------------------------------- -------------- -------------- ------------- --------------
Investor B1                                                   $533           $715          $918         $1,579

---------------------------------------------------- -------------- -------------- ------------- --------------
Investor C                                                    $274           $539          $928         $2,019

---------------------------------------------------- -------------- -------------- ------------- --------------
Investor C1                                                   $240           $437          $755         $1,657

---------------------------------------------------- -------------- -------------- ------------- --------------
Institutional                                                  $66           $208          $362           $810

---------------------------------------------------- -------------- -------------- ------------- --------------
Service                                                        $95           $296          $515         $1,143

---------------------------------------------------- -------------- -------------- ------------- --------------


EXPENSES IF YOU DID NOT REDEEM YOUR SHARES:
                -------

                                                           1 Year         3 Years       5 Years       10 Years

---------------------------------------------------- -------------- -------------- ------------- --------------
Investor A                                                    $518           $715          $928         $1,542

---------------------------------------------------- -------------- -------------- ------------- --------------
Investor A1                                                   $487           $672          $873         $1,452

---------------------------------------------------- -------------- -------------- ------------- --------------
Investor B                                                    $179           $554          $954        $1,759*

---------------------------------------------------- -------------- -------------- ------------- --------------



                                      5



---------------------------------------------------- -------------- -------------- ------------- --------------
Investor B1                                                   $133           $415          $718         $1,579

---------------------------------------------------- -------------- -------------- ------------- --------------
Investor C                                                    $174           $539          $928         $2,019

---------------------------------------------------- -------------- -------------- ------------- --------------
Investor C1                                                   $140           $437          $755         $1,657

---------------------------------------------------- -------------- -------------- ------------- --------------
Institutional                                                  $66           $208          $362           $810

---------------------------------------------------- -------------- -------------- ------------- --------------
Service                                                        $95           $296          $515         $1,143

---------------------------------------------------- -------------- -------------- ------------- --------------

* Assumes conversion to Investor A shares approximately seven years after purchase. See note (c) to the Fees and Expenses Table shown on page 4.


The Fund is required to report interest expense associated with certain Fund investments. Such interest expense for the Fund for the most recent fiscal year (as reported in the Fund's restated audited financial statements) was approximately 0.35%. However, the Fund did not actually pay such interest expense, and therefore, such interest expense is not included in the Total Annual Fund Operating Expenses. If the Fund had paid such interest expense, your 1, 3, 5 and 10 year expenses if you did/did not redeem your shares would be:


EXPENSES IF YOU DID REDEEM YOUR SHARES:
                ---

                                                           1 Year         3 Years       5 Years       10 Years

---------------------------------------------------- ------------- -------------- -------------- -------------
Investor A                                                   $552            $820        $1,108        $1,926

---------------------------------------------------- ------------- -------------- -------------- -------------
Investor A1                                                  $521            $778        $1,054        $1,840

---------------------------------------------------- ------------- -------------- -------------- -------------
Investor B                                                   $664          $1,011        $1,334       $2,138*

---------------------------------------------------- ------------- -------------- -------------- -------------
Investor B1                                                  $569            $823        $1,102        $1,965

---------------------------------------------------- ------------- -------------- -------------- -------------
Investor C                                                   $309            $646        $1,108        $2,390

---------------------------------------------------- ------------- -------------- -------------- -------------
Investor C1                                                  $277            $548          $944        $2,052

---------------------------------------------------- ------------- -------------- -------------- -------------
Institutional                                                $102            $318          $552        $1,225

---------------------------------------------------- ------------- -------------- -------------- -------------
Service                                                      $130            $406          $702        $1,545

---------------------------------------------------- ------------- -------------- -------------- -------------



                                      6


EXPENSES IF YOU DID NOT REDEEM YOUR SHARES:
                -------
                                                           1 Year         3 Years       5 Years       10 Years

---------------------------------------------------- -------------- -------------- ------------- --------------
Investor A                                                    $552           $820        $1,108         $1,926

---------------------------------------------------- -------------- -------------- ------------- --------------
Investor A1                                                   $521           $778        $1,054         $1,840

---------------------------------------------------- -------------- -------------- ------------- --------------
Investor B                                                    $214           $661        $1,134        $2,138*

---------------------------------------------------- -------------- -------------- ------------- --------------
Investor B1                                                   $169           $523          $902         $1,965

---------------------------------------------------- -------------- -------------- ------------- --------------
Investor C                                                    $209           $646        $1,108         $2,390

---------------------------------------------------- -------------- -------------- ------------- --------------
Investor C1                                                   $177           $548          $944         $2,052

---------------------------------------------------- -------------- -------------- ------------- --------------
Institutional                                                 $102           $318          $552         $1,225

---------------------------------------------------- -------------- -------------- ------------- --------------
Service                                                       $130           $406          $702         $1,545

---------------------------------------------------- -------------- -------------- ------------- --------------


* Assumes conversion to Investor A shares approximately seven years after purchase. See note (c) to the Fees and Expenses Table shown on page 4.


The Financial Highlights tables for the Fund are deleted and replaced with the following:

FINANCIAL HIGHLIGHTS

The Financial Highlights table is intended to help you understand the Fund's financial performance for the past five years. Investor A, Investor B, Investor C and Service shares had not commenced operations as of July 31, 2006; therefore, financial performance information is provided for Investor A, Investor B, Investor C and Service shares for the period from October 2, 2006 (commencement of operations) to January 31, 2007 only. Certain information reflects the financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends). The information (except with respect to the periods ended January 31, 2007) has been audited by Deloitte & Touche LLP, whose report, along with the Fund's financial statements, is included in the Fund's Annual Report (as restated), which is available upon request.


                                                       Investor A                                   Investor A1
                                                ---------------------- -----------------------------------------------------------


                                                                        Six
                                                  For the Period       Months
                                                  October 2, 2006       Ended             For the Year Ended July 31,
                                                 (e) to January        January            ---------------------------
                                                     31, 2007          31, 2007
                                                   (unaudited)       (unaudited)   2006         2005      2004      2003      2002
----------------------------------------------------------------------------------------------------------------------------------

Per Share Operating Performance:
----------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period                     $11.36           $11.20    $11.41      $11.13    $11.05   $11.17   $11.00
----------------------------------------------------------------------------------------------------------------------------------

Investment income -- net                                 .14(a)           .25(a)    .49(a)      .50(a)    .51(a)   .53(a)      .53
----------------------------------------------------------------------------------------------------------------------------------

Realized and unrealized gain (loss) -- net                (.07)              .06     (.26)         .28       .08    (.12)      .17
----------------------------------------------------------------------------------------------------------------------------------

Total from investment operations                            .07              .31       .23         .78       .59      .41      .70
----------------------------------------------------------------------------------------------------------------------------------

Less dividends from
  investment income -- net                                 (.16)            (.24)     (.44)       (.50)     (.51)    (.53)    (.53)
----------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                           $11.27           $11.27    $11.20      $11.41    $11.13   $11.05   $11.17
----------------------------------------------------------------------------------------------------------------------------------

Total Investment Return:(b)
----------------------------------------------------------------------------------------------------------------------------------

Based on net asset value per share                      .58%(d)         2.81%(d)     2.49%       7.16%     5.37%    3.69%    6.50%
----------------------------------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets:
----------------------------------------------------------------------------------------------------------------------------------

Expenses, net of waiver and/or reimbursement
  and excluding interest expense and fees               .85%(c)          .82%(c)      .98%       1.01%      .98%     .98%    1.00%
----------------------------------------------------------------------------------------------------------------------------------

Expenses, net of waiver and/or reimbursement           1.20%(c)         1.17%(c)     1.32%       1.23%     1.06%    1.10%    1.12%
----------------------------------------------------------------------------------------------------------------------------------

Expenses                                               1.29%(c)         1.23%(c)     1.33%       1.24%     1.08%    1.11%    1.12%
----------------------------------------------------------------------------------------------------------------------------------

Investment income -- net                               4.20%(c)         4.38%(c)     4.34%       4.45%     4.50%    4.69%    4.78%
----------------------------------------------------------------------------------------------------------------------------------

Supplemental Data:
----------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)                $26,984          $27,683   $26,987     $26,024   $25,432  $23,460  $16,295
----------------------------------------------------------------------------------------------------------------------------------

Portfolio turnover                                          21%              21%       23%         32%       58%      30%      21%
----------------------------------------------------------------------------------------------------------------------------------


(a) Based on average shares outstanding.

(b) Total investment returns exclude the effect of sales charges.

(c) Annualized.

(d) Aggregate total investment return.

(e) Commencement of operations.


                                                       Investor B                                  Investor B1
                                                ---------------------- -----------------------------------------------------------


                                                                        Six
                                                  For the Period       Months
                                                  October 2, 2006       Ended             For the Year Ended July 31,
                                                 (e) to January        January            ---------------------------
                                                     31, 2007          31, 2007
                                                   (unaudited)       (unaudited)   2006         2005      2004      2003      2002
----------------------------------------------------------------------------------------------------------------------------------

Per Share Operating Performance:
----------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period                     $11.35           $11.18    $11.39      $11.12    $11.03   $11.16   $10.99
----------------------------------------------------------------------------------------------------------------------------------

Investment income -- net                                 .12(a)           .23(a)    .44(a)      .46(a)    .46(a)   .49(a)      .48
----------------------------------------------------------------------------------------------------------------------------------
Realized and unrealized gain (loss) -- net                (.08)              .07     (.21)         .27       .09    (.14)      .17
----------------------------------------------------------------------------------------------------------------------------------

Total from investment operations                            .04              .30       .23         .73       .55      .35      .65
----------------------------------------------------------------------------------------------------------------------------------

Less dividends from
   investment income -- net                               (.13)            (.22)     (.44)       (.46)     (.46)    (.48)    (.48)
----------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                           $11.26           $11.26    $11.18      $11.39    $11.12   $11.03   $11.16
----------------------------------------------------------------------------------------------------------------------------------

Total Investment Return:(b)
----------------------------------------------------------------------------------------------------------------------------------

Based on net asset value per share                      .33%(d)         2.70%(d)     2.07%       6.63%     5.04%    3.18%    6.07%
----------------------------------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets:
----------------------------------------------------------------------------------------------------------------------------------

Expenses, net of waiver and/or reimbursement
  and excluding interest expense and fees              1.60%(c)         1.23%(c)     1.39%       1.42%     1.38%    1.39%    1.40%
----------------------------------------------------------------------------------------------------------------------------------

Expenses, net of waiver and/or reimbursement           1.95%(c)         1.58%(c)     1.73%       1.64%     1.47%    1.51%    1.51%
----------------------------------------------------------------------------------------------------------------------------------

Expenses                                               2.10%(c)         1.65%(c)     1.74%       1.65%     1.48%    1.52%    1.51%
----------------------------------------------------------------------------------------------------------------------------------

Investment income -- net                               3.44%(c)         3.98%(c)     3.93%       4.05%     4.09%    4.31%    4.36%
----------------------------------------------------------------------------------------------------------------------------------

Supplemental Data:
----------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)                 $6,483         $15,544    $18,402     $23,965   $28,749  $43,099  $54,421
----------------------------------------------------------------------------------------------------------------------------------

Portfolio turnover                                          21%             21%        23%         32%       58%      30%      21%
----------------------------------------------------------------------------------------------------------------------------------



(a) Based on average shares outstanding.

(b) Total investment returns exclude the effect of sales charges.

(c) Annualized.

(d) Aggregate total investment return.

(e) Commencement of operations.


                                                      Investor C                                    Investor C1
                                                ---------------------- -----------------------------------------------------------


                                                                        Six
                                                  For the Period       Months
                                                  October 2, 2006       Ended             For the Year Ended July 31,
                                                 (e) to January        January            ---------------------------
                                                     31, 2007          31, 2007
                                                   (unaudited)       (unaudited)   2006         2005      2004      2003      2002
----------------------------------------------------------------------------------------------------------------------------------

Per Share Operating Performance:
----------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period                     $11.35           $11.19    $11.39      $11.12    $11.03   $11.16   $10.99
----------------------------------------------------------------------------------------------------------------------------------

Investment income -- net                                    .11           .22(a)    .43(a)      .45(a)    .45(a)   .47(a)      .47
----------------------------------------------------------------------------------------------------------------------------------

Realized and unrealized gain (loss) -- net                (.06)              .07     (.20)         .26       .09    (.13)      .17
----------------------------------------------------------------------------------------------------------------------------------

Total from investment operations                            .05              .29       .23         .71       .54      .34      .64
----------------------------------------------------------------------------------------------------------------------------------

Less dividends from
   investment income -- net                               (.13)            (.22)     (.43)       (.44)     (.45)    (.47)    (.47)
----------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                           $11.27           $11.26    $11.19      $11.39    $11.12   $11.03   $11.16
----------------------------------------------------------------------------------------------------------------------------------

Total Investment Return:(b)
----------------------------------------------------------------------------------------------------------------------------------

Based on net asset value per share                      .42%(d)         2.55%(d)     2.06%       6.53%     4.93%    3.07%    5.96%
----------------------------------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets:
----------------------------------------------------------------------------------------------------------------------------------

Expenses, net of waiver and/or reimbursement
  and excluding interest expense and fees              1.60%(c)         1.32%(c)     1.48%       1.52%     1.49%    1.49%    1.51%
----------------------------------------------------------------------------------------------------------------------------------

Expenses, net of waiver and/or reimbursement           1.95%(c)         1.68%(c)     1.82%       1.74%     1.57%    1.61%    1.63%
----------------------------------------------------------------------------------------------------------------------------------

Expenses                                               2.05%(c)         1.73%(c)     1.84%       1.75%     1.59%    1.62%    1.63%
----------------------------------------------------------------------------------------------------------------------------------

Investment income -- net                               3.45%(c)         3.88%(c)     3.83%       3.94%     3.99%    4.18%    4.27%
----------------------------------------------------------------------------------------------------------------------------------

Supplemental Data:
----------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)                 $2,318          $16,077   $15,642     $13,626   $13,260  $13,309   $9,309
----------------------------------------------------------------------------------------------------------------------------------

Portfolio turnover                                          21%              21%       23%         32%       58%      30%      21%
----------------------------------------------------------------------------------------------------------------------------------




(a) Based on average shares outstanding.

(b) Total investment returns exclude the effect of sales charges.

(c) Annualized.

(d) Aggregate total investment return.

(e) Commencement of operations.


                                                                         Institutional                                Service
                                        -----------------------------------------------------------------------  -----------------



                                                   Six                  For the Year Ended July 31,                For the Period
                                                  Months                ---------------------------                 October 2,
                                                  Ended                                                              2006 (d) to
                                                 January                                                             January 31,
                                                 31, 2007                                                               2007
                                                (unaudited)    2006       2005       2004       2003      2002       (unaudited)
----------------------------------------------------------------------------------------------------------------------------------

Per Share Operating Performance:
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $11.18     $11.39     $11.12     $11.03     $11.16    $10.99           $11.35
----------------------------------------------------------------------------------------------------------------------------------

Investment income -- net                          .26(a)     .50(a)     .51(a)     .52(a)     .54(a)       .54           .14(a)
----------------------------------------------------------------------------------------------------------------------------------

Realized and unrealized gain (loss) -- net           .07      (.21)        .27        .08      (.13)       .17            (.06)
----------------------------------------------------------------------------------------------------------------------------------

Total from investment operations                     .33        .29        .78        .60        .41       .71              .08
----------------------------------------------------------------------------------------------------------------------------------

Less dividends from
  investment income -- net                         (.25)      (.50)      (.51)      (.51)      (.54)     (.54)            (.16)
----------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                    $11.26     $11.18     $11.39     $11.12     $11.03    $11.16           $11.27
----------------------------------------------------------------------------------------------------------------------------------

Total Investment Return:
----------------------------------------------------------------------------------------------------------------------------------

Based on net asset value per share              2.96%(c)      2.59%      7.17%      5.57%      3.69%     6.61%          .67%(c)
----------------------------------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets:
----------------------------------------------------------------------------------------------------------------------------------

Expenses, net of waiver and/or reimbursement
  and excluding interest expense and fees        .60%(b)       .88%       .91%       .88%       .88%      .90%          .83%(b)
----------------------------------------------------------------------------------------------------------------------------------

Expenses, net of waiver and/or reimbursement     .95%(b)      1.22%      1.13%       .96%      1.00%     1.02%         1.18%(b)
----------------------------------------------------------------------------------------------------------------------------------

Expenses                                         .99%(b)      1.23%      1.14%       .98%      1.01%     1.02%         1.27%(b)
----------------------------------------------------------------------------------------------------------------------------------

Investment income -- net                        4.45%(b)      4.44%      4.55%      4.60%      4.81%     4.88%         4.22%(b)
----------------------------------------------------------------------------------------------------------------------------------

Supplemental Data:
----------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)        $492,890    $11,410     $9,939    $10,536    $11,296   $12,104           $3,503
----------------------------------------------------------------------------------------------------------------------------------

Portfolio turnover                                   21%        23%        32%        58%        30%       21%              21%
----------------------------------------------------------------------------------------------------------------------------------



(a) Based on average shares outstanding.

(b) Annualized.

(c) Aggregate total investment return.

(d) Commencement of operations.

The following changes are made to the Fund's Prospectus effective October 3, 2006.

The discussion of how to exchange shares in the table outlining how to buy, sell, transfer and exchange shares in the section entitled "Your Account -- How to Buy, Sell, Transfer and Exchange Shares" is amended to delete the following sentence:

You must have held the shares used in the exchange for at least 15 calendar days before you can exchange to another fund.

In addition, the section entitled "Your Account -- How to Buy, Sell, Transfer and Exchange Shares -- Short-Term Trading" is amended to delete the following sentences:

Shareholders may not exchange their shares of the Fund for shares of another mutual fund advised by the Manager or its affiliates unless they have held the shares to be used in the exchange for at least fifteen days.

The Fund will reject purchase orders from investors who have previously purchased and sold shares of the Fund within a fifteen day period.

The immediately following sentence is amended to read as follows:

The Fund will reject purchase orders from market timers or other investors if Fund management, in its discretion, has determined that such orders are short-term or excessive, and will be disruptive to the Fund.

The following is inserted as a new section immediately following the section entitled "Your Account -- How to Buy, Sell, Transfer and Exchange Shares -- Anti-Money Laundering Requirements:"

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, "Clients") and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our Web sites.

BlackRock does not sell or disclose to nonaffiliated third parties any nonpublic personal information about its Clients, except as permitted by law or as is necessary to service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.


The following changes are made to the Fund's Prospectus effective December 7, 2006.

The section in the prospectus captioned "About the Portfolio Manager" appearing on page 10 is amended as follows:

The description of the Fund's portfolio manager is deleted and the following description is inserted below the heading:

BlackRock Pennsylvania Municipal Bond Fund is managed by a team of investment professionals comprised of William R. Bock, Director at BlackRock, Theodore R. Jaeckel, Jr., CFA, Managing Director at BlackRock, and Walter O'Connor,

Managing Director at BlackRock. Mr. Bock is the Fund's lead portfolio manager and is responsible for the day-to-day management of the Fund's portfolio.

In addition, in the section captioned "Management of the Fund - BlackRock Advisors, LLC" the discussion of the portfolio managers appearing on page 37 of the Fund's Prospectus is deleted in its entirety and replaced with the following:

BlackRock Pennsylvania Municipal Bond Fund is managed by a team of investment professionals comprised of William R. Bock, Director at BlackRock, Theodore R. Jaeckel, Jr., CFA, Managing Director at BlackRock, and Walter O'Connor, Managing Director at BlackRock. Each is a member of BlackRock's municipal tax-exempt management group. Messrs. Jaeckel and O'Connor are responsible for setting the Fund's overall investment strategy and overseeing the management of the Fund. Mr. Bock is the Fund's lead portfolio manager and is responsible for the day-to-day management of the Fund's portfolio and the selection of its investments. Messrs. Jaeckel and O'Connor have been members of the Fund's management team since 2006 and Mr. Bock has been the Fund's portfolio manager since 1997.

Mr. Jaeckel joined BlackRock in 2006. Prior to joining BlackRock, he was a Managing Director (Municipal Tax-Exempt Fund Management) of MLIM from 2005 to 2006 and a Director of MLIM from 1997 to 2005. He has been a portfolio manager with BlackRock or MLIM since 1991.

Mr. O'Connor joined BlackRock in 2006. Prior to joining BlackRock, he was a Managing Director (Municipal Tax-Exempt Fund Management) of MLIM from 2003 to 2006 and was a Director of MLIM from 1997 to 2002. He has been a portfolio manager with BlackRock or MLIM since 1991.

Mr. Bock joined BlackRock in 2006. Prior to joining BlackRock, he was a Director of MLIM from 2005 to 2006 and a Vice President of MLIM from 1989 to 2005. Mr. Bock has been a portfolio manager with BlackRock or MLIM since 1997.

                 BLACKROCK PENNSYLVANIA MUNICIPAL BOND FUND OF
                 BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST

                       Supplement Dated July 25, 2007 to
           Statement of Additional Information Dated October 2, 2006


The Information in Section X. Financial Statements in Part I of the Statement of Additional Information is replaced in its entirety with the following:

The Fund's audited financial statements, including the report of the independent registered public accounting firm, are incorporated in the Fund's Statement of Additional Information by reference to its amended Annual Report on Form N-CSR for the year ended July 31, 2006. You may request a copy of the amended Annual Report at no charge by calling 1-800-441-7762 between 8:00 a.m. and 6:00 p.m. Eastern time, Monday to Friday.

The following changes are made to Part II of the Statement of Additional Information effective March 6, 2007.

The information in the section entitled "Purchase of Shares -- Distribution Plans -- Other Compensation to Selling Dealers" on page II-52 of the Statement of Additional Information is replaced in its entirety with the following:

Other Compensation to Selling Dealers
Pursuant to each Fund's Distribution Agreements and Distribution and Service Plans (the "Plans"), each Fund may pay FAM Distributors, Inc. ("FAMD"), BlackRock Distributors, Inc. ("BDI") and/or BlackRock or any other affiliate of BlackRock fees for distribution and sales support services. In addition, each Fund may pay to brokers, dealers, financial institutions and industry professionals (including BlackRock, Merrill Lynch, Hilliard Lyons and their affiliates) (collectively, "Service Organizations") fees for the provision of personal services to shareholders. In the past, BlackRock has retained a portion of the shareholder servicing fees paid by a Fund.

With respect to Class R Shares, the distribution fees payable under the Plan are used to pay commissions and other fees payable to Service Organizations and other broker/dealers who sell Class R Shares.

With respect to Investor B and Investor B1 Shares, Service Organizations and other broker/dealers receive commissions from FAMD or BDI for selling Investor B Shares, which are paid at the time of the sale. The distribution fees payable under the Plans are intended to cover the expense to FAMD or BDI of paying such up-front commissions, as well as to cover ongoing commission payments to broker/dealers. The contingent deferred sales charge is calculated to charge the investor with any shortfall that would occur if Investor B or Investor B1 Shares are redeemed prior to the expiration of the conversion period, after which Investor B and Investor B1 Shares automatically convert to Investor A and Investor A1 Shares, respectively.

With respect to Investor C, Investor C1 and Investor C2 Shares, Service Organizations and other broker/dealers receive commissions from FAMD or BDI for selling Investor C, Investor C1 and Investor C2 Shares, which are paid at the time of the sale. The distribution fees payable under the Plans are intended to cover the expense to FAMD or BDI of paying such up-front commissions, as well as to cover ongoing commission payments to the broker/dealers. The contingent deferred sales charge is calculated to charge the investor with any shortfall that would occur if Investor C, Investor C1 and Investor C2 Shares are redeemed within 12 months of purchase.

From time to time FAMD, BDI and/or BlackRock and their affiliates may voluntarily waive receipt of distribution fees under the Plans, which waivers may be terminated at any time.

Each Fund currently does not make distribution payments with respect to Investor A, Investor A1, Service or Institutional Shares under the applicable Plans. However, the Plans permit FAMD, BDI, BlackRock and their affiliates to make payments relating to distribution and sales support activities out of their past profits or other sources available to them (and not as an additional charge to a Fund). From time to time, FAMD, BDI, BlackRock or their affiliates may compensate affiliated and unaffiliated Service Organizations for the sale and distribution of shares of a Fund or for services to a Fund and its shareholders. These non-Plan payments would be in addition to the Fund payments described in this Statement of Additional Information for distribution and shareholder servicing. These non-Plan payments may take the form of, among other things, "due diligence" payments for a dealer's examination of a Fund and payments for providing extra employee training and information relating to a Fund; "listing" fees for the placement of the Fund on a dealer's list of mutual funds available for purchase by its customers; "finders" or "referral" fees for directing investors to a Fund; "marketing support" fees for providing assistance in promoting the sale of the Fund shares; payments for the sale of shares and/or the maintenance of share balances; CUSIP fees; maintenance fees; and set-up fees regarding the establishment of new accounts. The payments made by FAMD, BDI, BlackRock and their affiliates may be a fixed dollar amount or may be based on a percentage of the value of shares sold to, or held by, customers of the Service Organization involved, and may be different for different Service Organizations. The payments described above are made from FAMD's, BDI's, BlackRock's or their affiliates' own assets pursuant to agreements with Service Organizations and do not change the price paid by investors for the purchase of a Fund's shares or the amount a Fund will receive as proceeds from such sales.

The payments described above may be made, at the discretion of FAMD, BDI, BlackRock or their affiliates to Service Organizations in connection with the sale and distribution of Fund shares. Pursuant to applicable NASD regulations, the details of certain of these payments, including the Service Organizations receiving such payments in connection with the sale and distribution of Fund shares, are required to be disclosed. As of the date of this Statement of Additional Information, as amended or supplemented from time to time, the following Service Organizations are receiving such payments: Citigroup, Fidelity, Merrill Lynch, UBS, Morgan Stanley, Linsco/Private Ledger, Wachovia Securities, Raymond James & Associates, Inc., Raymond James Financial Services, Inc., AXA Advisors, LLC, Oppenheimer & Co. Inc., MetLife Securities, Inc., Walnut Street Securities Inc., New England Securities Corporation and Tower Square Securities Inc. The level of payments made to these Service Organizations in any year will vary and normally will not exceed the sum of
(a) 0.25% of such year's Fund sales by that Service Organization and (b) 0.11% of the assets attributable to that Service Organization invested in a Fund.

In lieu of payments pursuant to the foregoing, FAMD, BDI, BlackRock, PFPC or their affiliates may make payments to the above-named Service Organizations of an agreed-upon amount that will not exceed the amount that would have been payable pursuant to the formula, and may also make similar payments to other Service Organizations.

If investment advisers, distributors or affiliates of mutual funds pay bonuses and incentives in differing amounts, financial firms and their financial consultants may have financial incentives for recommending a particular mutual fund over other mutual funds. In addition, depending on the arrangements in place at any particular time, a financial firm and its financial consultants may also have a financial incentive for recommending a particular share class over other share classes. You should consult your financial adviser and review carefully any disclosure by the financial firm as to compensation received by your financial adviser for more information about the payments described above.

Furthermore, FAMD, BDI, BlackRock and their affiliates may contribute to various non-cash and cash incentive arrangements to promote the sale of shares, and may sponsor various contests and promotions subject to applicable NASD regulations in which participants may receive prizes such as travel awards, merchandise and cash. Subject to applicable NASD regulations, FAMD, BDI, BlackRock and their affiliates may also (i) pay for the travel expenses, meals, lodging and entertainment of broker/dealers, financial institutions and their salespersons in connection with educational and sales promotional programs, (ii) sponsor speakers, educational seminars and charitable events and (iii) provide other sales and marketing conferences and other resources to broker/dealers, financial institutions and their salespersons.

BlackRock, Inc., the parent company of BlackRock, has agreed to pay PNC Bank, National Association and PNC Bank, Delaware (including Hilliard Lyons Asset Management, Wealth Management, Hawthorn and Institutional Investment Group) fees for administration and servicing with respect to assets of a Fund attributable to shares held by customers of such entities. These assets are predominantly in the Institutional Share Class of a Fund, with respect to which the Fund does not pay shareholder servicing fees under a Plan.

Service Organizations may charge their clients additional fees for account-related services. Service Organizations may charge their customers a service fee in connection with the purchase or redemption of Fund shares. The amount and applicability of such a fee is determined and disclosed to its customers by each individual Service Organization. Service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in the Prospectuses and this Statement of Additional Information. Your Service Organization will provide you with specific information about any service fees you will be charged.

Pursuant to the Plans, each Fund may enter into service arrangements with Service Organizations pursuant to which Service Organizations will render certain support services to their customers ("Customers") who are the beneficial owners of Service, Investor A, Investor A1, Investor B, Investor B1, Investor C, Investor C1, Investor C2 and Class R Shares of each Fund. Such services will be provided to Customers who are the beneficial owners of Shares of such classes and are intended to supplement the services provided by a Fund's Manager, Administrator and/or transfer agent to the Fund's shareholders of record. In consideration for payment of a service fee on shares of each class owned beneficially by their Customers, Service Organizations may provide general shareholder liaison services, including, but not limited to (i) answering customer inquiries regarding account status and history, the manner in which purchases, exchanges and redemptions of shares may be effected and certain other matters pertaining to the Customers' investments; and (ii) assisting Customers in designating and changing dividend options, account designations and addresses. To the extent a shareholder is not associated with a Service Organization, the shareholder servicing fees will be paid to BlackRock, and BlackRock will provide services.

In addition to, rather than in lieu of, distribution and shareholder servicing fees that a Fund may pay to a Service Organization pursuant to the Plans and fees the Fund pays to its transfer agent, a Fund may enter into non-Plan agreements with Service Organizations pursuant to which the Fund will pay a Service Organization for administrative, networking, recordkeeping, sub-transfer agency and shareholder services. These non-Plan payments are generally based on either (1) a percentage of the average daily net assets of Fund shareholders serviced by a Service Organization or (2) a fixed dollar amount for each account serviced by a Service Organization. The aggregate amount of these payments may be substantial. From time to time, BlackRock, FAMD, BDI or their affiliates also may pay a portion of the fees for administrative, networking, recordkeeping, sub-transfer agency and shareholder services described above at its or their own expense and out of its or their legitimate profits.

                           PART C. OTHER INFORMATION


Item 23.    Financial Statements and Exhibits.


  Exhibit
  Number      Description
  ------      -----------

   1(a)       -- Declaration of Trust of Merrill Lynch Multi-State Municipal
                 Series Trust (the "Trust"), dated August 2, 1985.(a)

    (b)       -- Amendment to Declaration of Trust, dated September 18, 1987.(a)

    (c)       -- Amendment to Declaration of Trust, dated December 21, 1987.(a)

    (d)       -- Amendment to Declaration of Trust, dated October 3, 1988.(a)

    (e)       -- Amendment to Declaration of Trust, dated October 17, 1994 and instrument establishing Class C and Class D shares of beneficial interest.(a)

    (f)       -- Amendment to Declaration of Trust, dated February 27, 2002.(d)

    (g)       -- Instrument establishing Merrill Lynch Pennsylvania Municipal
                 Bond Fund (the "Fund") as a series of the Trust.(a)

    (h)       -- Instrument establishing Class A and Class B shares of
                 beneficial interest of the Fund.(a)

    (i)       -- Establishment and Designation of Classes, dated March 18,
                 2003.(h)

    (j)       -- Form of Establishment and Designation of Classes.(e)

    (k)       -- Form of Certification of Amendment to Declaration of Trust.(e)

   2          -- Amended and Restated By-Laws of the Trust.(k)

   3          -- Portions of the Declaration of Trust, Certificate of
                 Establishment and Designation and Amended and Restated By-Laws of the Trust defining the rights of holders of the Fund as a series of the Trust.(b)

   4(a)       -- Form of Investment Management Agreement between the Trust, on behalf of the Fund, and BlackRock Advisors, LLC (the "Manager").(e)

    (b)       -- Form of Sub-Investment Advisory Agreement between the Manager and BlackRock Investment Management, LLC.(e)

   5(a)       -- Form of Unified Distribution Agreement between the Trust, on behalf of the Fund, and FAM Distributors, Inc.(o)

    (b)       -- Form of Unified Distribution Agreement between the Trust, on behalf of the Fund, and BlackRock Distributors, Inc.(m)

   6          -- None.

   7          -- Form of Custody Agreement between the Trust and State Street
                 Bank and Trust Company.(c)

   8(a)       -- Form of Transfer Agency Agreement between the Trust and PFPC
                 Inc.(o)

    (b)       -- Form of Credit Agreement among the Trust, on behalf of the
                 Fund, a syndicate of banks and certain other parties.(l)

    (c)       -- Form of Administrative Services Agreement between the Fund and State Street Bank and Trust Company.(e)

    (d)       -- Form of Securities Lending Agency Agreement.(g)

   9          -- Opinion of Brown & Wood LLP, counsel for the Fund.(f)

  10          -- Consent of Deloitte & Touche LLP, independent registered public accounting firm for the Registrant.

  11          -- None.

  12          -- Certificate of Fund Asset Management, L.P.(a)

  13(a)       -- Form of Unified Investor A Distribution Plan.(o)

    (b)       -- Form of Unified Investor A1 Distribution Plan.(o)

    (c)       -- Form of Unified Investor B Distribution Plan.(o)

    (d)       -- Form of Unified Investor B1 Distribution Plan.(o)

    (e)       -- Form of Unified Investor C Distribution Plan.(o)

    (f)       -- Form of Unified Investor C1 Distribution Plan.(o)

    (g)       -- Form of Unified Service Shares Distribution Plan.(n)

  14          -- Plan pursuant to Rule 18f-3.(m)

  15          -- Code of Ethics.(i)

  16          -- Power of Attorney.(j)

---------------

(a) Filed on November 14, 1995 as an Exhibit to Post-Effective Amendment No. 6 to the Fund's Registration Statement on Form N-1A (File No. 33-35442) (the "Registration Statement") under the Securities Act of 1933, as amended, (the "Securities Act").

(b) Reference is made to Article II, Section 2.3 and Articles V, VI, VIII, IX, X and XI of the Trust's Declaration of Trust, as amended, to the Certificates of Establishment and Designation establishing the Fund as a series of the Trust and establishing Class A and Class B shares of beneficial interest of the Fund, filed as Exhibit 1 to the Registration Statement; and to Articles I, V and VI of the Trust's Amended and Restated By-Laws, filed as Exhibit 2 to the Registration Statement.

(c) Incorporated by reference to Exhibit 7 to Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A under the Securities Act of 1933 of Merrill Lynch Maryland Municipal Bond Fund, a series of the Trust (File No. 33-49873), filed on October 30, 2001.

(d) Incorporated by reference to Exhibit 1(f) to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A of Merrill Lynch Florida Municipal Bond Fund, a series of the Trust (File No. 33-39555), filed on November 15, 2002.

(e) Filed on October 2, 2006 as an Exhibit to Post-Effective Amendment No. 40 to the Registration Statement.

(f) Filed on November 5, 1999 as an Exhibit to Post-Effective Amendment No. 10 to the Registration Statement.

(g) Incorporated by reference to Exhibit 8(f) to Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A of Merrill Lynch Global Technology Fund, Inc. (File No. 333-48929), filed on July 24, 2002.

(h) Incorporated by reference to Exhibit 1(i) to Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A of Merrill Lynch Florida Municipal Bond Fund, a series of the Trust (File No. 33-39555), filed on November 19, 2003.

(i) Incorporated by reference to Exhibit (r) to Post-Effective Amendment No. 15 to the Registration Statement on Form N-2 of BlackRock Senior Floating Rate Fund, Inc. (File No. 333-39837), filed on November 13, 2006.

(j) Incorporated by reference to Exhibit 16 to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A of BlackRock Focus Twenty Fund, Inc. (File No. 33-89775), filed on March 27, 2007.

(k) Incorporated by reference to Exhibit 2 to Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A of Merrill Lynch Florida Municipal Bond Fund, a series of the Trust (File No. 33-39555), filed on November 25, 2005.

(l) Incorporated by reference to Exhibit 8(b)(7) to Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A of BlackRock Fundamental Growth Fund, Inc. (File No. 33-47875), filed on December 21, 2006.

(m) Incorporated by reference to the identically numbered Exhibit to Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A of Merrill Lynch Bond Fund, Inc. (File No. 2-62329), filed on July 21, 2006.

(n) Incorporated by reference to Exhibit 13(e) to Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A of Merrill Lynch Large Cap Series Funds, Inc. (File No. 333-89389), filed on September 22, 2006.

(o) Incorporated by reference to an Exhibit to Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A of Merrill Lynch Bond Fund, Inc. (File No. 2-62329), filed on September 15, 2006.


Item 24.  Persons Controlled by or under Common Control with Registrant.


The Registrant does not control and is not under common control with any other person.

Item 25.  Indemnification.

Section 5.3 of the Registrant's Declaration of Trust provides as follows:


"The Trust shall indemnify each of its Trustees, officers, employees and agents (including persons who serve at its request as directors, officers or trustees of another organization in which it has any interest as a shareholder, creditor or otherwise) against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while in office or thereafter, by reason of his being or having been such a trustee, officer, employee or agent, except with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties; provided, however, that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of good faith and reasonable belief as to the best interests of the Trust, had been adjudicated, it would have been adjudicated in favor of such person. The rights accruing to any Person under these provisions shall not exclude any other right to which he or she may be lawfully entitled; provided that no Person may satisfy any right of indemnity or reimbursement granted herein or in Section 5.1 or to which he or she may be otherwise entitled except out of the property of the Trust, and no Shareholder shall be personally liable to any Person with respect to any claim for indemnity or reimbursement or otherwise. The Trustees may make advance payments in connection with indemnification under this Section 5.3, provided that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification."


Insofar as the conditional advancing of indemnification moneys for actions based upon the Investment Company Act of 1940, as amended (the "Investment Company Act"), may be concerned, such payments will be made only on the following conditions: (i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement; (ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds the amount which it is ultimately determined that he or she is entitled to receive from the Registrant by reason of indemnification; and (iii)(a) such promise must be secured by a surety bond, other suitable insurance or an equivalent form of security which assures that any repayments may be obtained by the Registrant without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or (b) a majority of a quorum of the Registrant's disinterested, non-party Trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts that the recipient of the advance ultimately will be found entitled to indemnification.


In Section 9 of each Distribution Agreement relating to the securities being offered hereby, the Registrant agrees to indemnify the Distributor and each person, if any, who controls the Distributor within the meaning of the Securities Act of 1933, as amended ("1933 Act"), against certain types of civil liabilities arising in connection with the Registration Statement or Prospectus and Statement of Additional Information.


Insofar as indemnification for liabilities arising under the 1933 Act may be permitted to Trustees, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person or the principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26.    Business and Other Connections of Investment Adviser.

         (a) BlackRock Advisors, LLC is an indirect wholly owned subsidiary of BlackRock, Inc. BlackRock Advisors, LLC was organized in 1994 for the purpose of providing advisory services to investment companies. The information required by this Item 26 about officers and directors of BlackRock Advisors, LLC, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by BlackRock Advisors, LLC pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-47710).

         (b) BlackRock Investment Management, LLC ("BIM"), is an indirect wholly owned subsidiary of BlackRock, Inc. BIM currently offers investment advisory services to investment companies, individual investors and institutional investors such as pension and profit-sharing plans or trusts, insurance companies and banks. The information required by this Item 26 about officers and directors of BIM, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by BIM pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-56972).

Item 27.    Principal Underwriters.

         (a) FAM Distributors, Inc. ("FAMD") and BlackRock Distributors, Inc. ("BDI") act as the principal underwriters for each of the following open-end registered investment companies, including the Registrant: FDP Series, Inc., BlackRock Financial Institutions Series Trust, Managed Account Series, BlackRock Basic Value Fund II, Inc., BlackRock Funds II, BlackRock Balanced Capital Fund, Inc., BlackRock Basic Value Fund, Inc., BlackRock Bond Fund, Inc., BlackRock California Municipal Series Trust, BlackRock Developing Capital Markets Fund, Inc., BlackRock Equity Dividend Fund, BlackRock EuroFund, BlackRock Focus Twenty Fund, Inc., BlackRock Focus Value Fund, Inc., BlackRock Fundamental Growth Fund, Inc., Merrill Lynch Funds for Institutions Series, BlackRock Global Allocation Fund, Inc., BlackRock Global Dynamic Equity Fund, BlackRock Global Financial Services Fund, Inc., BlackRock Global Growth Fund, Inc., BlackRock Global SmallCap Fund, Inc., BlackRock Technology Fund, Inc., BlackRock Healthcare Fund, Inc., BlackRock Index Funds, Inc., BlackRock International Fund of BlackRock Series, Inc., BlackRock Latin America Fund, Inc., BlackRock Large Cap Series Funds, Inc., BlackRock Multi-State Municipal Series Trust, BlackRock Municipal Bond Fund, Inc., BlackRock Municipal Series Trust, BlackRock Natural Resources Trust, BlackRock Pacific Fund, Inc., BlackRock Principal Protected Trust, Merrill Lynch Ready Assets Trust, BlackRock Real Investment Fund, Merrill Lynch Retirement Series Trust, BlackRock Series Fund, Inc., BlackRock Value Opportunities Fund, Inc., Merrill Lynch U.S. Treasury Money Fund, Merrill Lynch U.S.A. Government Reserves, BlackRock Utilities and Telecommunications Fund, Inc., BlackRock Variable Series Funds, Inc., BlackRock World Income Fund, Inc. and BlackRock Mid Cap Value Opportunities Series, Inc. FAMD and BDI also act as the principal underwriters for the following closed-end registered investment companies: BlackRock Senior Floating Rate Fund, Inc. and BlackRock Senior Floating Rate Fund II, Inc.

         BDI currently also acts as distributor for BlackRock Funds, BlackRock Liquidity Funds and BlackRock Bond Allocation Target Shares.

         (b) Set forth below is information concerning each director and officer of FAMD. The principal business address of each such person is P.O. Box 9081, Princeton, New Jersey 08543-9081.


                                                  Position(s) and                     Position(s) and Office(s)
Name                                            Office(s) with FAMD                      with the Registrant
--------------------------------      ---------------------------------------   --------------------------------------------

Robert Zakem                          President                                 None

Mitchell Cox                          Director                                  None

Brian Hull                            Director                                  None

John Fosina                           Chief Financial Officer and Treasurer     None

Martin Byrne                          Director                                  None

Adam Lantz                            Secretary                                 None

Andrea Borton                         Compliance Director                       None



         The principal business address of each director, officer or partner of BDI is 760 Moore Road, King of Prussia, PA 19406. No individual listed in the chart below is an officer or employee of the Registrant.


Name                                       Position With BDI
--------------------------     -----------------------------------------------
Rita Adler                     Chief Compliance Officer
Douglas Castagna               Controller and Assistant Treasurer
Brian Burns                    Director, Chairman, CEO and President
Bruno DiStefano                Vice President
Susan Moscaritolo              Vice President
Christine Ritch                Chief Legal Officer, Assistant Secretary and
                               Assistant Clerk
Bradley Stearns                Assistant Secretary and Assistant Clerk
Nicholas Marsini               Director
Craig Stokarski                Treasurer and Financial and Operations
                               Principal
Steven Sunnerberg              Secretary
Michael DeNofrio               Director
John Wilson                    Assistant Secretary and Assistant Clerk
Kristen Nolan                  Assistant Secretary and Assistant Clerk

         (c) Not applicable.

Item 28.    Location Of Accounts And Records.

         All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained at the offices of:

         (a) Registrant, 800 Scudders Mill Road, Plainsboro, New Jersey 08536.

         (b) BlackRock Distributors, Inc., 760 Moore Road, King of Prussia, PA 19406 (records relating to its functions as distributor).

         (c) FAM Distributors, Inc., 800 Scudders Mill Road, Plainsboro, New Jersey 08536 (records relating to its functions as distributor).

         (d) BlackRock Advisors, LLC, 100 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its functions as investment adviser).

         (e) BlackRock Investment Management, LLC, 800 Scudders Mill Road, Plainsboro, New Jersey 08536 (records relating to its functions as sub-adviser).

         (f) PFPC Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its functions as transfer agent and dividend disbursing agent).

Item 29.    Management Services.

         Other than as set forth under the caption "Management of the Funds -- BlackRock Advisors, LLC" in the Prospectus constituting Part A of the Registration Statement and under Part I "Management and Advisory Arrangements" and Part II "Management and Other Service Arrangements" in the Statement of Additional Information constituting Part B of the Registration Statement, Registrant is not a party to any management-related services contract.

Item 30.    Undertakings.

         Not applicable.

                                  SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the Township of Plainsboro and State of New Jersey, on the 25th day of July, 2007.

                                BLACKROCK PENNSYLVANIA MUNICIPAL BOND FUND
                                OF BLACKROCK MULTI-STATE MUNICIPAL SERIES
                                                TRUST.
                                            (REGISTRANT)


                                By:        /s/    DONALD C. BURKE
                                     ----------------------------------------
                                                (Donald C. Burke
                                          Vice President and Treasurer)



         Pursuant to the requirements of the Securities Act, this Amendment to the Registrant's Registration Statement has been signed below by the following persons in the capacities and on the date indicated.



               Signature                                     Title                                  Date
               ---------                                     -----                                  ----

          ROBERT C. DOLL, JR.*            President (Principal Executive Officer) and
---------------------------------------         Trustee
          Robert C. Doll, Jr.


            DONALD C. BURKE*              Vice President and Treasurer (Principal
---------------------------------------     Financial and Accounting Officer)
            Donald C. Burke


           JAMES A. BODURTHA*             Trustee
---------------------------------------
           James A. Bodurtha


           KENNETH A. FROOT*              Trustee
---------------------------------------
            Kenneth A. Froot


              JOE GRILLS*                 Trustee
---------------------------------------
               Joe Grills


           HERBERT I. LONDON*             Trustee
---------------------------------------
           Herbert I. London


          ROBERTA COOPER RAMO*            Trustee
---------------------------------------
          Roberta Cooper Ramo


        ROBERT S. SALOMON, JR.*           Trustee
---------------------------------------
         Robert S. Salomon, Jr.



*BY:        DONALD C. BURKE                                                                     July  25, 2007
---------------------------------------
   Donald C. Burke, Attorney-in-fact


                                 EXHIBIT INDEX

 Exhibit
  Number                               Description
--------     ----------------------------------------------------------------
      10     -- Consent of Deloitte & Touche LLP, independent registered public accounting firm for the Registrant.

CONSENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

We consent to the incorporation by reference in this Post-Effective Amendment No. 43 to Registration Statement No. 2-99473 on Form N-1A of our report on the financial statements and financial highlights of BlackRock Pennsylvania Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust (formerly Merrill Lynch Pennsylvania Municipal Bond Fund of Merrill Lynch Multi-State Municipal Series Trust) dated September 20, 2006, May 18, 2007, as to the effects of the restatement discussed in Note 9 and subsequent event discussed in Note 10 (which report expresses an unqualified opinion and includes an explanatory paragraph relating to the restatement discussed in Note 9), appearing in the Annual Report on Form N-CSR/A of BlackRock Pennsylvania Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust for the year ended July 31, 2006, and to the references to us under the headings "Financial Highlights" in the Prospectus and "Independent Registered Public Accounting Firm" in the Statement of Additional Information, all of which are part of such Registration Statement.

/s/ DELOITTE & TOUCHE LLP

Princeton, New Jersey
July 23, 2007